General (Details)	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
Pursuant agreement, description	Commencing 2022, Takeda pays royalties to the Company at a rate of 12% on GLASSIA’s net sales through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually.